Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Ext. Method
#: 1
	$ 560,000	Taxes	UNITED STATES	snj:US-NV	The Municipality of Eureka	Gold Bar 306	mux:ResourceGoldMember	Open Pit
#: 2
	630,000	Taxes	UNITED STATES	snj:US-NV	The State of Nevada	Gold Bar 306	mux:ResourceGoldMember	Open Pit
#: 3
	60,000	Fees	UNITED STATES	snj:US-NV	The State of Nevada, US Department of Interior-Bureau of Land Management	Gold Bar 306	mux:ResourceGoldMember	Open Pit
#: 4
	410,000	Fees	UNITED STATES	snj:US-NV	The State of Nevada, US Department of Interior-Bureau of Land Management	Gold Bar 307	mux:ResourceGoldMember	Open Pit
#: 5
	30,000	Taxes	UNITED STATES	snj:US-NV	The State of Nevada, US Department of Interior-Bureau of Land Management	Gold Bar South 317	mux:ResourceGoldMember	Open Pit
#: 6
	230,000	Taxes	UNITED STATES	snj:US-NV	The State of Nevada, US Department of Interior-Bureau of Land Management	Tonkin 101	mux:ResourceGoldMember	Open Pit
#: 7
	10,000	Fees	UNITED STATES	snj:US-NV	The State of Nevada, US Department of Interior-Bureau of Land Management	Cornerstone 207	mux:ResourceGoldMember	Open Pit
#: 8
	10,000	Taxes	UNITED STATES	snj:US-NV	The State of Nevada, US Department of Interior-Bureau of Land Management	Slaven Canyon 313	mux:ResourceGoldMember	Open Pit
#: 9
	20,000	Fees	UNITED STATES	snj:US-NV	The State of Nevada, US Department of Interior-Bureau of Land Management	South Midas 315	mux:ResourceGoldMember	Open Pit
#: 10
	20,000	Taxes	UNITED STATES	snj:US-NV	The State of Nevada, US Department of Interior-Bureau of Land Management	New Pass 310	mux:ResourceGoldMember	Open Pit
#: 11
	10,000	Fees	UNITED STATES	snj:US-NV	The State of Nevada, US Department of Interior-Bureau of Land Management	Elder Creek: East Marigold 215	mux:ResourceGoldMember	Open Pit
#: 12
	80,000	Fees	UNITED STATES	snj:US-NV	The State of Nevada, US Department of Interior-Bureau of Land Management	Elder Creek: BMX Humboldt/Lander 202	mux:ResourceGoldMember	Open Pit
#: 13
	170,000	Fees	CANADA	snj:CA-ON	First Nation Band Government - Wahgoshig First Nations	Black Fox Complex	mux:ResourceGoldMember	Underground Mining
#: 14
	190,000	Taxes	CANADA	snj:CA-ON	The Municipality of Black River, Black River Matheson	Black Fox Complex	mux:ResourceGoldMember	Underground Mining
#: 15
	850,000	Taxes	MEXICO		Federal Government of Mexico, Treasury of the Federation	Fenix	mux:ResourceGoldMember	Open Pit
#: 16
	$ 870,000	Fees	MEXICO		Federal Government of Mexico, Treasury of the Federation	Fenix	mux:ResourceGoldMember	Open Pit